Deferred income	12 Months Ended
Feb. 28, 2022
Disclosure Of Deferred Income [Abstract]
Deferred income

18	Deferred income

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Government grants	180,838	75,848

The Group has been awarded a grant from the Monetary Authority of Singapore (MAS) and Enterprise Singapore. The grant received during the year amounted to US$121,516.  In prior years, the Group received US$78,463. Both grants are related to the development of the Kratos™ platform. The grant, recognised as deferred income, is being amortized over the useful life of the platform.